Revenue and related balances (Tables)	3 Months Ended
Mar. 31, 2024
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2024	2023
	$	$
Subscription revenue	47,890	38,844
Professional services	3,513	2,615
	51,403	41,459